Other Expense (Income) - Schedule of Other Expense (Income) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Loss on sale of property and equipment	$ 1.7	$ 0.2
Unrealized loss on equity securities	4.9
Net realized gain on equity securities	(0.9)	(9.6)
Other	(5.6)	(0.6)
Total other expense (income)	$ 0.1	$ (10.0)